Finance Expense (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Interest Expense [Abstract]
Related parties			$ (0.7)
Interest expense	(34.0)	(14.5)	(1.3)
Finance expense	$ (34.0)	$ (14.5)	$ (2.0)